UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2019

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2019

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2018 to Feb. 28, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2018 to February 28, 2019 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,015.90	0.85%	$4.25
Class C	1,000.00	1,012.10	1.60%	7.98
Institutional Class	1,000.00	1,016.30	0.60%	3.00

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,017.60	0.71%	$3.55
Class C	1,000.00	1,013.30	1.56%	7.79
Institutional Class	1,000.00	1,017.40	0.56%	2.80

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.27	0.71%	$3.56
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/18	2/28/19	Expense Ratio	9/1/18 to 2/28/19*

Actual Fund return†
Class A	$1,000.00	$1,016.30	0.89%	$4.45
Class C	1,000.00	1,012.50	1.64%	8.18
Institutional Class	1,000.00	1,016.60	0.64%	3.20

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

* “Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

† Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.77%
Corporate Revenue Bond	0.60%
Education Revenue Bonds	16.61%
Electric Revenue Bonds	9.32%
Healthcare Revenue Bonds	26.42%
Housing Revenue Bonds	0.45%
Lease Revenue Bonds	2.95%
Local General Obligation Bonds	8.26%
Pre-Refunded/Escrowed to Maturity Bonds	13.69%
Special Tax Revenue Bonds	1.47%
State General Obligation Bonds	12.39%
Transportation Revenue Bonds	3.46%
Water & Sewer Revenue Bonds	3.15%
Short-Term Investments	0.07%
Total Value of Securities	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.38%
Minnesota	98.08%
US Virgin Islands	0.38%
Total Value of Securities	98.84%

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	97.90%
Corporate Revenue Bond	0.31%
Education Revenue Bonds	13.29%
Electric Revenue Bonds	10.48%
Healthcare Revenue Bonds	31.10%
Housing Revenue Bond	0.40%
Lease Revenue Bonds	5.47%
Local General Obligation Bonds	7.44%
Pre-Refunded/Escrowed to Maturity Bonds	8.97%
Special Tax Revenue Bonds	0.75%
State General Obligation Bonds	11.31%
Transportation Revenue Bonds	6.72%
Water & Sewer Revenue Bonds	1.66%
Short-Term Investments	1.16%
Total Value of Securities	99.06%
Receivables and Other Assets Net of Liabilities	0.94%
Total Net Assets	100.00%

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.85%
Corporate Revenue Bond	1.01%
Education Revenue Bonds	20.28%
Electric Revenue Bonds	8.17%
Healthcare Revenue Bonds	32.49%
Housing Revenue Bonds	1.45%
Lease Revenue Bonds	2.67%
Local General Obligation Bonds	7.81%
Pre-Refunded/Escrowed to Maturity Bonds	8.85%
Special Tax Revenue Bonds	1.59%
State General Obligation Bonds	8.72%
Transportation Revenue Bonds	3.21%
Water & Sewer Revenue Bonds	1.60%
Short-Term Investments	0.89%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.36%
Minnesota	98.38%
Total Value of Securities	98.74%

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.77%

Corporate Revenue Bond – 0.60%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	$3,277,875

		3,277,875

Education Revenue Bonds – 16.61%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	833,104
Series A 4.25% 7/1/47	1,250,000	1,211,525
Series A 4.375% 7/1/52	400,000	388,696
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,245,852
Series A 5.00% 3/1/39	385,000	369,488
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	255,745
Series A 5.00% 7/1/45	1,390,000	1,373,862
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,096,340
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	713,930
Series A 5.00% 11/1/48	2,800,000	2,828,672
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	405,104
Series A 5.375% 8/1/50	1,690,000	1,718,899
Series A 5.50% 8/1/36	580,000	603,873
Series A 5.75% 8/1/44	1,190,000	1,230,639
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	770,080
Series A 5.00% 7/1/47	2,290,000	2,238,933
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	598,548
Series A 5.00% 7/1/44	1,770,000	1,801,311
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	899,594
Series A 5.00% 7/1/47	2,300,000	2,228,723

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	$489,251
5.50% 8/1/49	2,260,000	2,369,542
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,996,683
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,496,797
5.00% 5/1/37	1,250,000	1,338,287
5.00% 5/1/47	250,000	264,743
(Carleton College) 4.00% 3/1/35	1,000,000	1,062,920
4.00% 3/1/36	415,000	439,946
5.00% 3/1/44	2,085,000	2,368,956
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	977,610
(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,157,592
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	933,732
Series A 5.00% 10/1/35	875,000	979,536
Series A 5.00% 10/1/45	2,120,000	2,309,910
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	573,330
Series 8-I 5.00% 10/1/33	250,000	285,853
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	777,749
Series 8-G 5.00% 12/1/32	670,000	776,396
Series 8-N 4.00% 10/1/35	500,000	533,330
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,842,588
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,005,367
Series B 5.00% 10/1/38	1,000,000	1,049,430
Series B 5.00% 10/1/39	170,000	177,954
Series B 5.00% 10/1/40	625,000	653,006
Series B 5.00% 10/1/47	1,060,000	1,100,534
(University of St. Thomas)
Series 8-L 5.00% 4/1/35	1,250,000	1,417,663
Series A 4.00% 10/1/34	400,000	424,992
Series A 4.00% 10/1/36	500,000	527,060
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	522,725

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,165,000	$1,143,587
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	2,988,899
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	480,847
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,938,912
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	153,303
Series A 144A 5.50% 7/1/52 #	735,000	752,905
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	479,310
Series A 4.125% 9/1/47	1,750,000	1,621,357
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,449,115
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,070,512
Series A 5.00% 9/1/34	2,625,000	3,100,571
Series A 5.00% 4/1/35	3,175,000	3,662,299
Series A 5.00% 4/1/36	2,650,000	3,045,831
Series A 5.00% 4/1/37	1,125,000	1,287,383
Series A 5.00% 9/1/40	1,560,000	1,794,406
Series A 5.00% 9/1/41	1,750,000	2,008,580

		90,644,217

Electric Revenue Bonds – 9.32%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,320,913
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,040,620
5.00% 10/1/29	395,000	450,679
5.00% 10/1/30	500,000	568,520
5.00% 10/1/33	1,205,000	1,360,505
5.00% 10/1/47	2,000,000	2,243,640
Series A 5.00% 10/1/30	1,060,000	1,205,262
Series A 5.00% 10/1/34	750,000	845,655
Series A 5.00% 10/1/35	1,525,000	1,717,226

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$634,046
5.00% 1/1/28	560,000	658,218
5.00% 1/1/29	805,000	937,315
5.00% 1/1/30	520,000	597,610
5.00% 1/1/31	200,000	232,012
5.00% 1/1/32	210,000	241,813
5.00% 1/1/35	160,000	181,618
5.00% 1/1/36	180,000	203,544
5.00% 1/1/41	400,000	446,120
Series A 5.00% 1/1/25	125,000	138,893
Series A 5.00% 1/1/26	425,000	470,909
Series A 5.00% 1/1/31	520,000	568,542
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,574,983
Series A 5.00% 12/1/47	2,265,000	2,550,866
Series B 5.00% 12/1/27	295,000	335,607
Series B 5.00% 12/1/28	275,000	311,787
Series B 5.00% 12/1/31	1,365,000	1,542,969
Series B 5.00% 12/1/33	300,000	337,239
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A 6.70% 1/1/25 (NATL)^	5,000,000	4,387,200
Series A 5.00% 1/1/41	1,310,000	1,461,619
Series A 5.00% 1/1/42	1,500,000	1,709,220
Series A 5.00% 1/1/46	2,000,000	2,224,900
Series A 5.00% 1/1/47	3,130,000	3,560,500
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,323,722
Series A 4.00% 10/1/31	885,000	939,711
Series A 4.00% 10/1/33	365,000	383,524
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34	4,000,000	4,472,760
Series A 5.00% 1/1/40	3,935,000	4,352,779
Series A 5.00% 1/1/46	3,000,000	3,308,490

		50,841,536

Healthcare Revenue Bonds – 26.42%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,118,007
5.375% 11/1/34	320,000	334,806

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	$489,454
5.00% 9/1/58	3,220,000	3,361,326
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,743,061
2nd Tier Series B 5.25% 1/1/37	510,000	520,730
4th Tier Series D 7.00% 1/1/37	1,665,000	1,631,617
4th Tier Series D 7.25% 1/1/52	2,500,000	2,484,125
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,356,251
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	463,824
5.00% 6/1/48	1,000,000	1,020,330
5.00% 6/1/53	600,000	608,946
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,125,000	2,147,886
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/26	500,000	552,915
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	282,254
Series A 144A 5.00% 8/1/46 #	2,380,000	2,385,807
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	726,416
Series A 5.00% 4/1/40	705,000	699,529
Series A 5.00% 4/1/48	315,000	308,835
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	1,850,000	2,028,469
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	2,003,106
6.00% 6/15/39	3,570,000	3,889,586
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	521,205

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/25	660,000	$686,869
4.00% 4/1/31	60,000	61,453
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	662,264
5.75% 2/1/44	500,000	506,450
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	575,000	585,913
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,041,060
5.00% 5/1/27	1,400,000	1,662,934
5.00% 5/1/29	1,000,000	1,170,020
5.00% 5/1/30	850,000	984,683
5.00% 5/1/31	500,000	573,350
5.00% 5/1/32	500,000	569,190
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,102,600
5.00% 9/1/32	1,000,000	1,098,050
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	5,671,512
Series A 5.00% 11/15/33	500,000	564,690
Series A 5.00% 11/15/34	500,000	562,860
Series A 5.00% 11/15/44	1,000,000	1,090,860
Series A 5.00% 11/15/49	3,475,000	3,844,531
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	508,785
5.25% 11/1/45	1,950,000	1,994,382
5.375% 11/1/50	455,000	466,621
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,854,931
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,182,182
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	5,869,499

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group)
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	$5,160,750
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,292,134
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	444,203
Series A 5.00% 11/1/32	330,000	340,197
Series A 5.00% 11/1/42	1,250,000	1,285,775
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,205,169
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,601,598
Series D Remarketing 5.00% 11/15/38	6,405,000	6,607,590
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	331,309
5.00% 7/1/33	650,000	704,548
5.875% 7/1/30	1,850,000	1,940,853
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,377,882
Series A 5.30% 9/1/37	1,200,000	1,288,020
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,366,011
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	949,495
5.00% 9/1/24	575,000	654,833
5.00% 9/1/25	750,000	852,787
5.00% 9/1/26	575,000	649,756
5.00% 9/1/27	405,000	455,726
5.00% 9/1/28	425,000	476,544
5.00% 9/1/29	425,000	474,287
5.00% 9/1/34	730,000	791,955
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,008,000
Series A 5.00% 5/1/46	3,715,000	4,052,768
Unrefunded Balance 5.125% 5/1/30	740,000	767,262

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance 5.25% 11/15/29	2,825,000	$2,897,151
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,494,884
Series A 5.00% 11/15/47	1,560,000	1,720,664
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,517,790
Series A 5.00% 7/1/32	3,000,000	3,356,190
Series A 5.00% 7/1/33	1,260,000	1,401,876
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,069,682
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	499,990
Series A 5.375% 5/1/43	500,000	480,050
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,073,982
Series A 5.75% 11/1/39	2,365,000	2,419,348
Series A 6.00% 5/1/47	3,685,000	3,770,566
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	249,987
4.75% 11/1/52	750,000	755,918
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	875,934
4.65% 7/1/26	540,000	557,323
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	511,220
5.125% 12/1/44	1,605,000	1,632,397
5.25% 12/1/49	750,000	767,460

		144,126,038

Housing Revenue Bonds – 0.45%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,010,000	1,033,240

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,394,053

		2,427,293

Lease Revenue Bonds – 2.95%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,379,287
Series A 5.00% 6/1/43	3,835,000	4,216,391
Series B 5.00% 3/1/28	2,500,000	2,725,650
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,778,779
Series C 5.00% 8/1/35	1,645,000	1,867,009
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,130,518

		16,097,634

Local General Obligation Bonds – 8.26%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,580,760
Series A 4.00% 2/1/43	3,500,000	3,640,525
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,004,640
Series A 4.00% 2/1/29	1,800,000	1,956,726
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,268,798
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,158,830
Series A 5.00% 2/1/33	3,585,000	4,134,581
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	172,150
Series A 4.00% 2/1/28	1,250,000	1,338,400
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,307,711
Series A 5.00% 12/1/36	940,000	1,094,987
Series A 5.00% 12/1/37	2,850,000	3,334,357

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Hennepin County
Series A 5.00% 12/1/38	3,310,000	$3,856,481
Series B 5.00% 12/1/30	1,000,000	1,193,770
Series C 5.00% 12/1/28	1,500,000	1,884,120
Series C 5.00% 12/1/30	1,245,000	1,486,244
Series C 5.00% 12/1/37	3,000,000	3,480,210
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,116,250
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,484,714
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,223,807
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,373,657

		45,091,718

Pre-Refunded/Escrowed to Maturity Bonds – 13.69%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,044,070
Series A 7.00% 11/1/46-19§	1,220,000	1,273,765
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,102,713
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,283,950
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	16,198,515
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	388,220
Series 7-Q 5.00% 10/1/24-22§	475,000	526,870
Series 7-Q 5.00% 10/1/27-22§	200,000	221,840
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	2,000,000	2,038,400
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 7.375% 12/1/41-19§	5,220,000	5,435,221
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,005,960
5.50% 5/1/39-19 (AGC)§	6,000,000	6,036,960

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	12,025,000	$12,183,730
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,084,065
Series A 5.00% 11/15/30-25§	670,000	798,158
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	1,966,476
Series A 5.50% 7/1/21	12,500,000	13,116,750

		74,705,663

Special Tax Revenue Bonds – 1.47%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 6.00% 12/1/40	3,000,000	3,212,280
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	269,527
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	745,717
Series G 5.00% 11/1/31	1,500,000	1,699,515
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,096,300

		8,023,339

State General Obligation Bonds – 12.39%
Minnesota
Series A 5.00% 8/1/27	7,590,000	8,990,431
Series A 5.00% 8/1/29	2,500,000	2,933,550
Series A 5.00% 8/1/33	2,075,000	2,506,559
Series A 5.00% 10/1/33	1,000,000	1,194,000
Series A 5.00% 8/1/35	2,975,000	3,559,379
Series A 5.00% 8/1/38	1,000,000	1,181,140
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,941,811
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,622,396
Series D 5.00% 8/1/26	6,000,000	7,295,760
Series D 5.00% 8/1/27	2,525,000	3,052,750
Series E 5.00% 10/1/26	3,395,000	4,138,301
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,394,350
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,461,921
Series A 5.00% 8/1/30	4,200,000	4,847,640
Series A 5.00% 8/1/32	3,875,000	4,463,923

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A Unrefunded Balance 4.00% 8/1/27	955,000	$1,019,873

		67,603,784

Transportation Revenue Bonds – 3.46%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,282,163
Series C 5.00% 1/1/29	350,000	418,397
Series C 5.00% 1/1/33	850,000	990,361
Series C 5.00% 1/1/36	600,000	690,624
Series C 5.00% 1/1/41	600,000	679,344
Series C 5.00% 1/1/46	1,595,000	1,796,401
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,110,480
Series B 5.00% 1/1/26	575,000	624,266
Series B 5.00% 1/1/27	1,160,000	1,257,382
Series B 5.00% 1/1/28	2,750,000	2,976,133
Series B 5.00% 1/1/29	120,000	129,661
Series B 5.00% 1/1/30	1,675,000	1,807,928
Series B 5.00% 1/1/31	1,750,000	1,886,885
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,216,096

		18,866,121

Water & Sewer Revenue Bonds – 3.15%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,082,644
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,565,144
Series B 5.00% 9/1/25	2,000,000	2,222,660
Series C 4.00% 3/1/31	3,120,000	3,430,846
Series C 4.00% 3/1/32	3,225,000	3,515,057
Series E 5.00% 9/1/23	2,000,000	2,227,700
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,135,750

		17,179,801

Total Municipal Bonds (cost $527,216,645)		538,885,019

	Principal amount°	Value (US $)
Short-Term Investments – 0.07%

Variable Rate Demand Notes – 0.07%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Hospitals & Clinics) Series B 1.72% 8/15/25
(AGM) (SPA – US Bank N.A.)	200,000	$200,000
Minnesota Health Care System Revenue (Fairview Health Services) Series C 1.72% 11/15/48
(LOC – Wells Fargo Bank N.A.)	200,000	200,000

Total Short-Term Investments (cost $400,000)		400,000

Total Value of Securities – 98.84% (cost $527,616,645)		$539,285,019

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $9,841,043, which represents 1.80% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 97.90%

Corporate Revenue Bond – 0.31%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	255,000	$234,462

		234,462

Education Revenue Bonds – 13.29%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	421,511
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	481,964
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	319,515
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	407,960
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	437,287
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	554,905
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	508,245
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	546,504
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	571,505
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	494,973
5.00% 10/1/35	555,000	628,093
(St. Catherine University) Series A 5.00% 10/1/35	565,000	632,500
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	149,235
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	145,103
Series 8-G 5.00% 12/1/32	125,000	144,850
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,019,520
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,504,146
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	325,000	340,243
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	338,936

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Education Revenue Bonds (continued)

St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	$145,244
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	261,646

		10,053,885

Electric Revenue Bonds – 10.48%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,158,006
Series E 5.00% 1/1/23	1,000,000	1,086,620
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	290,903
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	570,480
Series A 5.00% 10/1/30	240,000	272,889
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	173,790
5.00% 1/1/30	235,000	274,715
5.00% 1/1/31	350,000	399,501
Series A 5.00% 1/1/25	200,000	222,228
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	359,205
Series A 5.00% 12/1/29	500,000	594,835
Series A 5.00% 12/1/31	575,000	674,170
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	455,532
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,250,000	1,401,375

		7,934,249

Healthcare Revenue Bonds – 31.10%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	282,493
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. – Orchard Path Project) 5.00% 9/1/43	535,000	563,136
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	493,425
3rd Tier Series C 5.00% 1/1/32	420,000	419,970

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	$250,665
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	257,680
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	667,746
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	483,864
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/37	750,000	837,300
(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32	750,000	812,070
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	280,157
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	603,334	601,295
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	510,265
5.00% 5/1/28	1,000,000	1,175,470
(North Memorial Health Care) 5.00% 9/1/31	320,000	352,832
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,690
Series A 5.00% 11/15/34	500,000	562,860
Series A 5.00% 11/15/49	1,000,000	1,106,340
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	539,312
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,450,952
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,046,760

	Principal amount°	Value (US $)
Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group) Series C-1 5.50% 2/15/25 (AGC)	2,500,000	$2,584,050
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	991,202
(Olmsted Medical Center Project) 5.125% 7/1/20	430,000	442,242
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,118,533
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	581,819
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance 5.125% 5/1/30	360,000	373,262
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Unrefunded Balance Series A-2 5.25% 11/15/28	975,000	1,000,379
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	303,322
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,118,730
5.00% 7/1/33	200,000	222,520
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	506,330
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	520,050
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	511,220

		23,532,941

Housing Revenue Bond – 0.40%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	298,726

		298,726

Lease Revenue Bonds – 5.47%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,213,773
Series A 5.00% 6/1/43	715,000	786,107
Series B 5.00% 3/1/27	1,000,000	1,090,260

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	$1,048,600

		4,138,740

Local General Obligation Bonds – 7.44%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	267,680
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,747,320
Series A 5.00% 12/1/38	1,055,000	1,229,181
Series C 5.00% 12/1/30	1,500,000	1,790,655
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	596,195

		5,631,031

Pre-Refunded/Escrowed to Maturity Bonds – 8.97%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34-19§	750,000	782,647
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	471,410
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 6.875% 12/1/29-19§	950,000	985,977
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,012,390
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,050,451
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	196,561
Series A 5.00% 11/15/30-25§	120,000	142,954
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,058,680
Series D 5.00% 12/1/26-21§	1,000,000	1,090,820

		6,791,890

Special Tax Revenue Bonds – 0.75%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	109,998
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	459,436

		569,434

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 11.31%
Minnesota
Series A 5.00% 8/1/33	285,000	$344,274
Series A 5.00% 8/1/34	1,000,000	1,202,550
Series D 5.00% 8/1/26	2,500,000	3,039,900
Series D 5.00% 8/1/27	1,500,000	1,813,515
Series E 5.00% 10/1/26	500,000	609,470
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	434,076
(Various Purposes) Series F 5.00% 10/1/22	1,000,000	1,117,530

		8,561,315

Transportation Revenue Bonds – 6.72%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,002,290
Subordinate
Series B 5.00% 1/1/26	710,000	770,833
Series B 5.00% 1/1/31	750,000	808,665
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,024,230
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	499,721
Series A 4.00% 8/1/27	545,000	599,718
Series A 4.00% 8/1/28	350,000	382,729

		5,088,186

Water & Sewer Revenue Bonds – 1.66%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	621,291
Series C 4.00% 3/1/32	585,000	637,615

		1,258,906

Total Municipal Bonds (cost $72,276,362)		74,093,765

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

Short-Term Investments – 1.16%

Variable Rate Demand Notes – 1.16%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series B-1 1.71% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	575,000	$575,000
(Children’s Hospitals & Clinics) Series B 1.72% 8/15/25
(AGM) (SPA – US Bank N.A.)	300,000	300,000

Total Short-Term Investments (cost $875,000)		875,000

Total Value of Securities – 99.06%
(cost $73,151,362)		$74,968,765

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $1,203,813, which represents 1.59% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2019 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 97.85%

Corporate Revenue Bond - 1.01%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	$1,765,363

		1,765,363

Education Revenue Bonds - 20.28%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	819,944
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,218,832
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	255,745
Series A 5.00% 7/1/45	230,000	227,330
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,048,170
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	1,010,240
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	671,286
Series A 5.75% 8/1/44	585,000	604,978
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	236,560
Series A 5.00% 7/1/47	710,000	694,167
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	647,991
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	170,277
Series A 5.00% 7/1/44	495,000	503,757
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	999,930
Series A 5.00% 7/1/47	800,000	775,208
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	762,615
144A 5.00% 8/1/53 #	570,000	583,076
5.25% 8/1/39	800,000	832,768

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	$1,588,455
(Carleton College) 4.00% 3/1/37	635,000	669,779
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,099,570
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	264,085
4.00% 5/1/25	200,000	210,334
4.00% 5/1/26	100,000	104,774
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	583,364
Series A 5.00% 10/1/45	670,000	730,019
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	245,274
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	237,968
Series 8-G 5.00% 12/1/32	205,000	237,554
Series 8-N 4.00% 10/1/34	800,000	855,952
Series 8-N 4.00% 10/1/35	590,000	629,329
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	759,623
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	315,822
Series B 5.00% 10/1/39	770,000	806,028
(University of St. Thomas) Series A 4.00% 10/1/35	400,000	423,544
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,408,625
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	770,000	806,113
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	412,155
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,744,523
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	271,455
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	525,740
Series A 6.00% 9/1/51	500,000	530,280
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,217,447
Series A 4.125% 9/1/47	500,000	463,245
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	411,874

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	$1,509,060
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,447,711
Series A 5.00% 9/1/40	900,000	1,035,234
Series A 5.00% 9/1/41	620,000	711,611

		35,319,421

Electric Revenue Bonds – 8.17%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,596,345
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	407,263
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	547,854
Series A 5.00% 12/1/26	360,000	397,955
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	189,595
5.00% 10/1/47	745,000	835,756
Series A 5.00% 10/1/28	500,000	572,680
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	592,220
5.00% 1/1/28	500,000	583,510
5.00% 1/1/29	470,000	544,542
5.00% 1/1/33	225,000	257,195
5.00% 1/1/34	200,000	227,700
Series A 5.00% 1/1/24	335,000	373,150
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	520,447
Series A 5.00% 12/1/35	500,000	576,105
Series A 5.00% 12/1/36	520,000	596,710
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	446,296
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	843,096
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	564,690
Series A 5.00% 1/1/33	750,000	840,825
Series A 5.00% 1/1/34	450,000	503,185

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40	2,000,000	$2,212,340

		14,229,459

Healthcare Revenue Bonds – 32.49%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	406,548
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,019,030
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	829,836
5.00% 9/1/58	1,175,000	1,226,571
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	530,497
4th Tier Series D 7.00% 1/1/37	515,000	504,674
4th Tier Series D 7.25% 1/1/52	1,500,000	1,490,475
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,283,405
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	725,000	745,510
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,675,000	1,693,040
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	750,000	740,287
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,535,715
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	855,703
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	870,766
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	333,355
Series A 5.00% 4/1/40	315,000	312,556
Series A 5.00% 4/1/48	185,000	181,380

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	590,000	$646,917
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	812,070
6.00% 6/15/39	1,000,000	1,089,520
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	189,481
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	752,573
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	165,000	168,132
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,178,712
5.00% 5/1/26	1,300,000	1,528,930
5.00% 5/1/29	500,000	585,010
(North Memorial Health Care) 5.00% 9/1/30	610,000	677,155
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,012,770
Series A 5.00% 11/15/33	1,200,000	1,355,256
Series A 5.00% 11/15/34	500,000	562,860
Series A 5.00% 11/15/44	1,000,000	1,090,860
Series A 5.00% 11/15/49	1,450,000	1,604,193
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,743,418
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	492,290
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	502,720
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	183,965
Series A 6.875% 12/1/48	800,000	860,448
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,824,332
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	384,563
5.00% 7/1/27	245,000	272,300

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project) 5.00% 7/1/28	225,000	$249,019
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,182,503
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	834,785
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	134,901
5.00% 9/1/34	105,000	113,911
St. Cloud Health Care Revenue
(Centracare Health System Project)
Unrefunded Balance 5.125% 5/1/30	15,000	15,553
Series A 4.00% 5/1/37	1,440,000	1,504,166
Series A 5.00% 5/1/46	2,000,000	2,181,840
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	656,816
Series A 5.00% 11/15/47	485,000	534,950
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,380,799
Series A 5.00% 7/1/29	1,000,000	1,144,450
Series A 5.00% 7/1/32	900,000	1,006,857
Series A 5.00% 7/1/33	1,540,000	1,713,404
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,683,374
Series A 5.15% 11/1/42	775,000	773,892
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	960,100
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,820,857
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,527,840
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	265,938
Series A 5.75% 11/1/39	590,000	603,558

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A 6.00% 5/1/47	920,000	$941,362
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,279,100

		56,587,798

Housing Revenue Bonds – 1.45%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	310,000	310,577
Minneapolis – St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	11,748	11,752
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	113,824
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,336,404
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,195

		2,522,752

Lease Revenue Bonds – 2.67%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,931,003
Series A 5.00% 6/1/43	1,000,000	1,099,450
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,612,916

		4,643,369

Local General Obligation Bonds – 7.81%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,184,570
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,149,110
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	473,414
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,107,961
Hennepin County
Series A 5.00% 12/1/26	750,000	918,187
Series A 5.00% 12/1/37	910,000	1,064,655
Series C 5.00% 12/1/37	2,500,000	2,900,175

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	$1,172,290
Series A 5.00% 2/1/29	1,000,000	1,169,850
Series A 5.00% 2/1/30	445,000	518,425
Series A 5.00% 2/1/31	1,000,000	1,159,560
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	791,219

		13,609,416

Pre-Refunded/Escrowed to Maturity Bonds – 8.85%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	1,722,715
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	577,310
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	360,490
Series 7-Q 5.00% 10/1/26-22§	280,000	310,576
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,019,200
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	1,500,000	1,608,615
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,037,870
Series A 7.375% 12/1/41-19§	375,000	390,461
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.50% 5/1/39-19 (AGC)§	1,500,000	1,509,240
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,031,466
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21§	1,500,000	1,677,135
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	327,602
Series A 5.00% 11/15/30-25§	205,000	244,212
University of Minnesota
Series A 5.125% 4/1/34-19§	1,000,000	1,002,720

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.25% 12/1/28-20§	1,500,000	$1,594,440

		15,414,052

Special Tax Revenue Bonds – 1.59%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	266,025
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	203,844
4.00% 3/1/30	260,000	262,967
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	709,800
4.00% 3/1/27	650,000	640,380
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	689,154

		2,772,170

State General Obligation Bonds – 8.72%
Minnesota
Series A 5.00% 8/1/27	1,000,000	1,184,510
Series A 5.00% 8/1/29	1,000,000	1,173,420
Series A 5.00% 8/1/33	660,000	797,267
Series A 5.00% 10/1/33	2,000,000	2,388,000
Series A 5.00% 8/1/34	2,185,000	2,627,572
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,068,646
Series D 5.00% 8/1/26	1,000,000	1,215,960
Series D 5.00% 8/1/27	1,000,000	1,209,010
Series E 5.00% 10/1/26	1,085,000	1,322,550
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,206,042

		15,192,977

Transportation Revenue Bonds – 3.21%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,457,422
Series C 5.00% 1/1/46	185,000	208,360
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,058,630
Series A 5.00% 1/1/32	500,000	558,610
Series B 5.00% 1/1/29	2,130,000	2,301,486

		5,584,508

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 1.60%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	$626,221
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,061,143
Series C 4.00% 3/1/32	1,000,000	1,089,940

		2,777,304

Total Municipal Bonds (cost $168,044,220)		170,418,589

Short-Term Investments – 0.89%

Variable Rate Demand Notes – 0.89%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series B-1 1.71% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	400,000	400,000
(Children’s Hospitals & Clinics) Series B 1.72% 8/15/25
(AGM) (SPA – US Bank N.A.)	1,150,000	1,150,000

Total Short-Term Investments (cost $1,550,000)		1,550,000

Total Value of Securities – 98.74%
(cost $169,594,220)		$171,968,589

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $5,059,388, which represents 2.90% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2019 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$539,285,019	$74,968,765	$171,968,589
Cash	60,267	92,791	3,284
Interest receivable	6,942,839	804,909	2,117,092
Receivable for fund shares sold	199,162	—	319,827

Total assets	546,487,287	75,866,465	174,408,792

Liabilities:
Payable for fund shares redeemed	297,999	82,038	15,364
Investment management fees payable to affiliates	186,365	17,316	60,154
Distribution payable	182,071	23,558	58,325
Distribution fees payable to affiliates	94,264	12,038	33,454
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	58,688	9,116	21,686
Accounting and administration expenses payable to non-affiliates	24,094	13,274	15,509
Audit and tax fees payable	22,555	22,555	22,555
Other accrued expenses	13,767	5,853	11,984
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,135	572	1,311
Accounting and administration expenses payable to affiliates	1,887	526	808
Trustees’ fees and expenses payable to affiliates	1,824	251	580
Legal fees payable to affiliates	872	119	274
Reports and statements to shareholders expenses payable to affiliates	529	73	169
Open	—	—	—

Total liabilities	889,050	187,289	242,173

Total Net Assets	$545,598,237	$75,679,176	$174,166,619

Net Assets Consist of:
Paid-in capital	$534,858,823	$74,045,280	$172,917,272
Total distributable earnings (loss)	10,739,414	1,633,896	1,249,347

Total Net Assets	$545,598,237	$75,679,176	$174,166,619

Statements of assets and liabilities

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$370,909,802	$54,285,178	$95,307,113
Shares of beneficial interest outstanding, unlimited authorization, no par	30,536,743	5,002,712	8,934,621
Net asset value per share	$12.15	$10.85	$10.67
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.72	$11.16	$11.17

Class C:
Net assets	$30,009,571	$7,545,858	$20,005,439
Shares of beneficial interest outstanding, unlimited authorization, no par	2,462,654	693,983	1,871,728
Net asset value per share	$12.19	$10.87	$10.69

Institutional Class:
Net assets	$144,678,864	$13,848,140	$58,854,067
Shares of beneficial interest outstanding, unlimited authorization, no par	11,913,816	1,275,775	5,519,049
Net asset value per share	$12.14	$10.85	$10.66

[1]Investments, at cost	$527,616,645	$73,151,362	$169,594,220

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2019 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Investment Income:
Interest	$10,336,466	$1,385,825	$3,365,582

Expenses:
Management fees	1,459,139	188,813	467,486
Distribution expenses – Class A	466,702	69,076	118,601
Distribution expenses – Class C	159,045	39,789	100,611
Dividend disbursing and transfer agent fees and expenses	160,378	25,305	59,083
Accounting and administration expenses	69,988	28,682	37,192
Reports and statements to shareholders expenses	31,233	7,627	11,956
Registration fees	25,505	12,725	6,507
Audit and tax fees	23,328	23,328	23,328
Legal fees	17,061	1,946	4,557
Trustees’ fees and expenses	12,634	1,792	4,025
Custodian fees	7,639	1,841	2,843
Other	22,014	8,227	12,246

	2,454,666	409,151	848,435
Less expenses waived	(221,849)	(87,966)	(83,820)
Less waived distribution expenses – Class A	—	(27,630)	—
Less expenses paid indirectly	(4,500)	(636)	(1,244)

Total operating expenses	2,228,317	292,919	763,371

Net Investment Income	8,108,149	1,092,906	2,602,211

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(270,342)	(76,518)	(228,645)
Net change in unrealized appreciation (depreciation) of investments	237,169	245,869	259,154

Net Realized and Unrealized Gain (Loss)	(33,173)	169,351	30,509

Net Increase in Net Assets Resulting from Operations	$8,074,976	$1,262,257	$2,632,720

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,108,149	$16,357,240
Net realized gain (loss)	(270,342)	299,568
Net change in unrealized appreciation (depreciation)	237,169	(15,406,873)

Net increase in net assets resulting from operations	8,074,976	1,249,935

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(5,633,544)	(14,247,459)
Class C	(360,850)	(1,274,213)
Institutional Class	(2,104,198)	(3,638,192)

	(8,098,592)	(19,159,864)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,097,324	38,349,082
Class C	1,408,109	2,636,660
Institutional Class	56,931,487	54,835,728

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,101,044	12,235,255
Class C	357,867	1,195,247
Institutional Class	1,587,983	3,287,427

	85,483,814	112,539,399

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(44,608,274)	$(70,209,949)
Class C	(7,341,435)	(17,670,338)
Institutional Class	(33,924,969)	(24,104,373)

	(85,874,678)	(111,984,660)

Increase (decrease) in net assets derived from capital share transactions	(390,864)	554,739

Net Decrease in Net Assets	(414,480)	(17,355,190)

Net Assets:
Beginning of period	546,012,717	563,367,907

End of period[1]	$545,598,237	$546,012,717

[1]

Net Assets – End of period includes distributions in excess of net investment income of $240,388 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(12,134,393)	$(1,024,249)	$(3,183,679)
Distributions from net realized gains	(2,113,066)	(249,964)	(454,513)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,092,906	$2,428,417
Net realized gain (loss)	(76,518)	72,266
Net change in unrealized appreciation (depreciation)	245,869	(2,687,546)

Net increase (decrease) in net assets resulting from operations	1,262,257	(186,863)

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(817,006)	(2,031,660)
Class C	(83,828)	(249,902)
Institutional Class	(191,666)	(518,897)

	(1,092,500)	(2,800,459)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,138,340	4,764,864
Class C	523,740	670,790
Institutional Class	4,534,944	5,446,733

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	717,817	1,731,184
Class C	81,790	237,000
Institutional Class	185,050	499,540

	9,181,681	13,350,111

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,955,934)	$(14,067,022)
Class C	(1,632,102)	(3,881,824)
Institutional Class	(2,396,235)	(12,720,892)

	(12,984,271)	(30,669,738)

Decrease in net assets derived from capital share transactions	(3,802,590)	(17,319,627)

Net Decrease in Net Assets	(3,632,833)	(20,306,949)

Net Assets:
Beginning of period	79,312,009	99,618,958

End of period[1]	$75,679,176	$79,312,009

[1]

Net Assets – End of period includes distributions in excess of net investment income of $4,190 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(1,771,652)	$(205,693)	$(450,722)
Distributions from net realized gain	(260,008)	(44,209)	(68,175)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,602,211	$5,142,414
Net realized loss	(228,645)	(71,151)
Net change in unrealized appreciation (depreciation)	259,154	(3,485,137)

Net increase in net assets resulting from operations	2,632,720	1,586,126

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(1,454,230)	(2,914,141)
Class C	(232,982)	(667,362)
Institutional Class	(911,984)	(1,591,025)

	(2,599,196)	(5,172,528)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,893,779	16,270,537
Class C	1,398,097	3,339,629
Institutional Class	15,400,929	24,537,706

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,334,915	2,338,287
Class C	219,968	598,928
Institutional Class	896,458	1,536,871

	24,144,146	48,621,958

	Six months
	ended
	2/28/19	Year ended
	(Unaudited)	8/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,886,334)	$(16,152,757)
Class C	(3,249,498)	(13,869,963)
Institutional Class	(11,007,401)	(16,399,941)

	(24,143,233)	(46,422,661)

Increase in net assets derived from capital share transactions	913	2,199,297

Net Increase (Decrease) in Net Assets	34,437	(1,387,105)

Net Assets:
Beginning of period	174,132,182	175,519,287

End of period[1]	$174,166,619	$174,132,182

[1]

Net Assets - There was no undistributed net investment income in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the six months ended Feb. 28, 2019, the Fund has adopted amendments to Regulation S-X (see Note 8 in “Notes to financial statements”). For the year ended Aug. 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Institutional Class
Dividends from net investment income	$(2,914,141)	$(667,362)	$(1,591,025)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.14	$12.54	$12.87	$12.60	$12.67	$11.97

0.18	0.37	0.38	0.41	0.44	0.45
0.01	(0.34)	(0.32)	0.28	(0.06)	0.73

0.19	0.03	0.06	0.69	0.38	1.18

(0.18)	(0.37)	(0.39)	(0.42)	(0.45)	(0.44)
—	(0.06)	—	—	—	(0.04)

(0.18)	(0.43)	(0.39)	(0.42)	(0.45)	(0.48)

$12.15	$12.14	$12.54	$12.87	$12.60	$12.67

1.59%	0.26%	0.49%	5.52%	3.02%	10.03%

$370,910	$390,477	$423,497	$481,066	$479,275	$503,072
0.85%	0.85%	0.85%	0.85%	0.87%	0.90%
0.93%	0.94%	0.95%	0.95%	0.96%	0.95%
3.02%	2.99%	3.08%	3.25%	3.51%	3.61%
2.94%	2.90%	2.98%	3.15%	3.42%	3.56%
6%	16%	17%	15%	11%	10%

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]	Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.18	$12.58	$12.91	$12.64	$12.71	$12.01

0.14	0.28	0.29	0.32	0.35	0.35
0.01	(0.34)	(0.33)	0.27	(0.07)	0.74

0.15	(0.06)	(0.04)	0.59	0.28	1.09

(0.14)	(0.28)	(0.29)	(0.32)	(0.35)	(0.35)
—	(0.06)	—	—	—	(0.04)

(0.14)	(0.34)	(0.29)	(0.32)	(0.35)	(0.39)

$12.19	$12.18	$12.58	$12.91	$12.64	$12.71

1.21%	(0.49% )	(0.25% )	4.73%	2.25%	9.19%

$30,009	$35,642	$51,045	$53,502	$45,393	$41,612
1.60%	1.60%	1.60%	1.60%	1.62%	1.65%
1.68%	1.69%	1.70%	1.70%	1.71%	1.70%
2.27%	2.24%	2.33%	2.50%	2.76%	2.86%
2.19%	2.15%	2.23%	2.40%	2.67%	2.81%
6%	16%	17%	15%	11%	10%

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$12.14	$12.54	$12.87	$12.59	$12.66	$12.07

0.20	0.40	0.41	0.45	0.48	0.34
—	(0.34)	(0.32)	0.28	(0.07)	0.59

0.20	0.06	0.09	0.73	0.41	0.93

(0.20)	(0.40)	(0.42)	(0.45)	(0.48)	(0.34)
—	(0.06)	—	—	—	—

(0.20)	(0.46)	(0.42)	(0.45)	(0.48)	(0.34)

$12.14	$12.14	$12.54	$12.87	$12.59	$12.66

1.63%	0.51%	0.75%	5.87%	3.27%	7.74%

$144,679	$119,894	$88,826	$53,133	$32,084	$17,533
0.60%	0.60%	0.60%	0.60%	0.62%	0.65%
0.68%	0.69%	0.70%	0.70%	0.71%	0.70%
3.27%	3.24%	3.33%	3.50%	3.76%	3.84%
3.19%	3.15%	3.23%	3.40%	3.67%	3.79%
6%	16%	17%	15%	11%	10% [5]

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.82	$11.17	$11.44	$11.22	$11.32	$10.84

0.16	0.30	0.31	0.33	0.34	0.34
0.03	(0.31)	(0.25)	0.22	(0.10)	0.49

0.19	(0.01)	0.06	0.55	0.24	0.83

(0.16)	(0.30)	(0.31)	(0.33)	(0.34)	(0.34)
—	(0.04)	(0.02)	—	—	(0.01)

(0.16)	(0.34)	(0.33)	(0.33)	(0.34)	(0.35)

$10.85	$10.82	$11.17	$11.44	$11.22	$11.32

1.76%	(0.01% )	0.55%	4.98%	2.12%	7.79%

$54,285	$59,284	$68,934	$79,730	$84,663	$90,571
0.71%	0.79%	0.84%	0.84%	0.85%	0.84%
1.04%	1.00%	0.99%	0.97%	0.98%	0.98%
2.96%	2.77%	2.79%	2.92%	2.98%	3.08%
2.63%	2.56%	2.64%	2.79%	2.85%	2.94%
12%	17%	22%	14%	14%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.84	$11.19	$11.47	$11.24	$11.35	$10.86

0.11	0.21	0.22	0.24	0.24	0.25
0.03	(0.31)	(0.26)	0.23	(0.11)	0.50

0.14	(0.10)	(0.04)	0.47	0.13	0.75

(0.11)	(0.21)	(0.22)	(0.24)	(0.24)	(0.25)
—	(0.04)	(0.02)	—	—	(0.01)

(0.11)	(0.25)	(0.24)	(0.24)	(0.24)	(0.26)

$10.87	$10.84	$11.19	$11.47	$11.24	$11.35

1.33%	(0.86% )	(0.39% )	4.17%	1.16%	6.96%

$7,546	$8,558	$11,885	$13,315	$11,740	$12,651
1.56%	1.64%	1.69%	1.69%	1.70%	1.69%
1.79%	1.75%	1.74%	1.72%	1.73%	1.73%
2.11%	1.92%	1.94%	2.07%	2.13%	2.23%
1.88%	1.81%	1.89%	2.04%	2.10%	2.19%
12%	17%	22%	14%	14%	14%

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.83	$11.17	$11.45	$11.22	$11.33	$10.95

0.17	0.32	0.33	0.35	0.35	0.26
0.02	(0.30)	(0.26)	0.23	(0.11)	0.38

0.19	0.02	0.07	0.58	0.24	0.64

(0.17)	(0.32)	(0.33)	(0.35)	(0.35)	(0.26)
—	(0.04)	(0.02)	—	—	—

(0.17)	(0.36)	(0.35)	(0.35)	(0.35)	(0.26)

$10.85	$10.83	$11.17	$11.45	$11.22	$11.33

1.74%	0.23%	0.61%	5.22%	2.18%	5.85%

$13,848	$11,470	$18,800	$12,694	$4,402	$2,376
0.56%	0.64%	0.69%	0.69%	0.70%	0.69%
0.79%	0.75%	0.74%	0.72%	0.73%	0.73%
3.11%	2.92%	2.94%	3.07%	3.13%	3.21%
2.88%	2.81%	2.89%	3.04%	3.10%	3.17%
12%	17%	22%	14%	14%	14% [5]

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.66	$10.88	$11.13	$10.84	$10.88	$10.25

0.16	0.32	0.33	0.36	0.38	0.40
0.01	(0.22)	(0.25)	0.29	(0.04)	0.63

0.17	0.10	0.08	0.65	0.34	1.03

(0.16)	(0.32)	(0.33)	(0.36)	(0.38)	(0.40)

(0.16)	(0.32)	(0.33)	(0.36)	(0.38)	(0.40)

$10.67	$10.66	$10.88	$11.13	$10.84	$10.88

1.63%	0.95%	0.84%	6.12%	3.20%	10.25%

$95,307	$98,980	$98,491	$121,168	$122,618	$119,044
0.89%	0.89%	0.89%	0.89%	0.91%	0.89%
0.99%	0.99%	0.99%	0.98%	1.01%	0.99%
3.07%	2.98%	3.08%	3.23%	3.52%	3.82%
2.97%	2.88%	2.98%	3.14%	3.42%	3.72%
6%	14%	19%	15%	16%	15%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/19[1]			Year ended

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.68	$10.90	$11.15	$10.87	$10.90	$10.27

0.12	0.24	0.25	0.27	0.30	0.33
0.01	(0.22)	(0.25)	0.29	(0.03)	0.62

0.13	0.02	—	0.56	0.27	0.95

(0.12)	(0.24)	(0.25)	(0.28)	(0.30)	(0.32)

(0.12)	(0.24)	(0.25)	(0.28)	(0.30)	(0.32)

$10.69	$10.68	$10.90	$11.15	$10.87	$10.90

1.25%	0.19%	0.09%	5.22%	2.53%	9.41%

$20,006	$21,651	$32,223	$35,751	$32,174	$32,279
1.64%	1.64%	1.64%	1.64%	1.66%	1.64%
1.74%	1.74%	1.74%	1.73%	1.76%	1.74%
2.32%	2.23%	2.33%	2.48%	2.77%	3.07%
2.22%	2.13%	2.23%	2.39%	2.67%	2.97%
6%	14%	19%	15%	16%	15%

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the year ended Aug. 31, 2014.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					12/31/13[2]
2/28/19[1]	Year ended				to

(Unaudited)	8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
$10.66	$10.87	$11.12	$10.84	$10.88	$10.35

0.17	0.35	0.36	0.38	0.41	0.31
—	(0.21)	(0.25)	0.29	(0.04)	0.53

0.17	0.14	0.11	0.67	0.37	0.84

(0.17)	(0.35)	(0.36)	(0.39)	(0.41)	(0.31)

(0.17)	(0.35)	(0.36)	(0.39)	(0.41)	(0.31)

$10.66	$10.66	$10.87	$11.12	$10.84	$10.88

1.66%	1.30%	1.09%	6.28%	3.46%	8.21%

$58,854	$53,501	$44,805	$31,206	$14,841	$6,470
0.64%	0.64%	0.64%	0.64%	0.66%	0.64%
0.74%	0.74%	0.74%	0.73%	0.76%	0.74%
3.32%	3.23%	3.33%	3.48%	3.77%	4.04%
3.22%	3.13%	3.23%	3.39%	3.67%	3.94%
6%	14%	19%	15%	16%	15% [5]

Notes to financial statements
Delaware Funds ® by Macquarie Minnesota municipal bond funds	February 28, 2019 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, which will be incurred if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 28, 2019 and for all open tax years (years ended Aug. 31, 2016–Aug. 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$4,290	$598	$1,163

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$210	$38	$81

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.* These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.60%	0.56%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2019, the Funds were charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$12,145	$3,420	$5,218

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; and 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2019, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$17,950	$2,492	$5,701

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2018 through Feb. 28, 2019.** The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$7,744	$1,093	$2,459

For the six months ended Feb. 28, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$9,510	$1,007	$3,098

For the six months ended Feb. 28, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Class A	$731	$—	$ —

Class C	447	98	457

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2019, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2019, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized losses as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$6,062,714	$4,678,121	$2,500,952
Sales	2,128,373	5,617,969	6,698,075
Net realized losses	(24,941)	(196)	(129,301)

*For Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019. For Delaware Tax-Free Minnesota Intermediate Fund, the aggregate contractual waiver period covering this report is from April 1, 2018 through April 1, 2019.

**For Delaware Tax-Free Minnesota Intermediate Fund Class A shares, the aggregate contractual waiver period covering this report is from Dec. 29, 2017 through Dec. 28, 2019.

3. Investments

For the six months ended Feb. 28, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$30,352,851	$ 8,726,569	$ 9,854,883
Sales	29,456,969	13,444,251	12,346,022

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2019, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$527,683,830	$ 73,150,848	$169,585,164

Aggregate unrealized appreciation of investments	$13,658,967	$ 1,905,542	$ 3,579,910
Aggregate unrealized depreciation of investments	(2,057,778)	(87,625)	(1,196,485)

Net unrealized appreciation of investments	$11,601,189	$ 1,817,917	$ 2,383,425

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At Aug. 31, 2018, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund did not have any capital loss carryforwards.

At Aug. 31, 2018, capital loss carryforwards available to offset future realized capital gains for Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	No expiration
	Post-enactment capital loss character
	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$820,481	$—	$820,481

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Delaware
Tax-Free
Minnesota Fund

Level 2
Securities
Assets:
Municipal Bonds	$538,885,019
Short-Term Investments	400,000

Total Value of Securities	$539,285,019

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

Delaware Tax-Free
Minnesota
Intermediate Fund

Level 2
Securities
Assets:
Municipal Bonds	$74,093,765
Short-Term Investments	875,000

Total Value of Securities	$74,968,765

Delaware Minnesota
High-Yield Municipal
Bond Fund

Level 2
Securities
Assets:
Municipal Bonds	$170,418,589
Short-Term Investments	1,550,000

Total Value of Securities	$171,968,589

During the six months ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2019, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18

Shares sold:
Class A	1,670,728	3,125,082	292,016	436,654	462,172	1,521,905
Class C	116,387	213,991	48,664	61,309	131,795	310,619
Institutional
Class	4,732,712	4,490,186	422,201	499,420	1,457,570	2,291,763

Shares issued upon reinvestment of dividends and distributions:
Class A	423,644	996,278	66,755	158,251	126,416	218,090
Class C	29,627	96,954	7,591	21,615	20,791	55,726
Institutional
Class	131,909	267,851	17,196	45,617	84,894	143,414

	7,105,007	9,190,342	854,423	1,222,866	2,283,638	4,541,517

Shares redeemed:
Class A	(3,710,525)	(5,728,359)	(834,295)	(1,288,814)	(937,981)	(1,510,584)
Class C	(608,640)	(1,441,859)	(151,510)	(355,611)	(307,672)	(1,296,104)
Institutional
Class	(2,825,316)	(1,965,838)	(223,124)	(1,168,219)	(1,043,188)	(1,535,704)

	(7,144,481)	(9,136,056)	(1,208,929)	(2,812,644)	(2,288,841)	(4,342,392)

Net increase (decrease)	(39,474)	54,286	(354,506)	(1,589,778)	(5,203)	199,125

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 28, 2019 and the year ended Aug. 31, 2018, the Funds had the following exchange transactions:

			Six months ended 2/28/19

	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	31,242	14,048	14,101	31,257	$546,426
Delaware Tax-Free Minnesota Intermediate Fund	1,165	4,633	4,645	1,165	62,568
Delaware Minnesota High-Yield Municipal Bond Fund	23,964	38,892	4,291	58,695	662,768
			Year ended 8/31/18

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	179,677	324,507	282,986	222,704	$6,195,653
Delaware Tax-Free Minnesota Intermediate Fund	24,209	52,010	43,368	33,036	833,306
Delaware Minnesota High-Yield Municipal Bond Fund	47,282	241,837	232,144	57,805	3,092,167

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described on the previous page and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Feb. 28, 2019, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2019, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Corporation	4.28%	3.41%	0.87%
Assured Guaranty Municipal Corporation	0.42%	0.40%	0.66%
National Public Finance Guarantee Corporation	0.80%	—	—

	5.50%	3.81%	1.53%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Notes to financial statements

Delaware Funds® by Macquarie Minnesota municipal bond funds

6. Geographic, Credit, and Market Risks (continued)

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statements of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Funds’ financial statements.

9. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2019